SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2025
EBP 610255
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
DUPONT RETIREMENT SAVINGS PLAN
SUPPLEMENTAL SCHEDULE
SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2025
SCHEDULE H, LINE 4a

	Participant contributions transferred late to Plan	Totals that Constitute Nonexempt Prohibited Transactions
Year	Check here if Late Participant Loan Repayments are included: ☒	Contributions not corrected	Contributions corrected outside VFCP	Contributions pending correction in VFCP	Total fully corrected under VFCP and PTE 2002-51
2024	$5,490	$—	$5,490	$—	$—
2025	$16,043	$1,137	$14,906	$—	$—
Note: The above contributions were transmitted to the trustee after the date the DOL may determine as the earliest date such contributions reasonably could have been segregated from the employer's general assets. The contributions and earnings were fully corrected in 2025 or 2026. Corrections were made in accordance with the IRS and DOL procedures.